Note 19 - Subsequent Events (Details Textual) - USD ($)	Dec. 06, 2018	Dec. 05, 2018	Jan. 31, 2019	Oct. 31, 2018	Oct. 09, 2018	Jan. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Oct. 31, 2016	Feb. 28, 2016
Business Acquisition, Transaction Costs		$ 30,562,000		$ 7,589,825		$ 8,000		$ 4,489,517	$ 3,691,466
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.001				$ 0.001		$ 0.001
Line of Credit Facility, Maximum Borrowing Capacity					$ 1,500,000
Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 7,500,000	$ 5,000,000
Term Loan Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Common Class A [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001					$ 0.0001
Subsequent Event [Member]
Business Acquisition, Transaction Costs	$ 6,450,266
Debt Instrument, Term		5 years
Line of Credit Facility, Maximum Borrowing Capacity	60,000,000	$ 60,000,000
Aggregate Principal Amount Not Exceeding Revolving Commitments	$ 30,000,000
Applicable Margin For Borrowings Percentage	0.25%
Subsequent Event [Member] | Minimum [Member]
Applicable Margin For Borrowings Percentage	0.25%
Subsequent Event [Member] | Maximum [Member]
Applicable Margin For Borrowings Percentage	0.50%
Subsequent Event [Member] | Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 7,500,000
Subsequent Event [Member] | Other Loan Borrowings [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 7,500,000
Subsequent Event [Member] | Base Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Subsequent Event [Member] | Term Loan Agreement [Member]
Debt Instrument, Term	7 years
Percentage of Principal Amount Payable As Amortization Payments	5.00%
Debt Instrument, Annual Principal Payment	$ 357,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Subsequent Event [Member] | Term Loan Agreement [Member] | Eurodollar [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Subsequent Event [Member] | Term Loan Agreement [Member] | Base Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Subsequent Event [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001